N-Q 1 form.htm FORM N-Q
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561
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                        CENTURY CAPITAL MANAGEMENT TRUST
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               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
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               (Address of principal executive offices) (Zip code)

                                  Steven Alfano
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
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                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (617) 482-3060

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Date of fiscal year end:             10/31
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Date of reporting period:            7/31/04
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                                    FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2004
(UNAUDITED)

  SHARES                                                               VALUE
----------                                                         ------------
               CONSUMER DISCRETIONARY - 21.5%
               ------------------------------
     132,430   America's Car-Mart, Inc.*                             $4,039,115
      41,080   Bright Horizons Family Solutions, Inc.*                2,084,810
     235,380   Cato Corp.                                             4,912,381
     260,630   Century Business Services, Inc.*                       1,099,859
     114,090   Charles River Associates, Inc.*                        3,655,444
     176,880   Digital Theater Systems, Inc.*                         4,094,772
     185,860   Fred's, Inc.                                           3,354,773
     159,070   Gildan Activewear, Inc.*                               4,202,629
     105,490   Lifeline Systems, Inc.*                                2,329,219
     343,790   Providence Service Corp.*                              6,490,755
     116,630   Ritchie Bros. Auctioneers, Inc.                        3,449,915
     165,740   Schawk, Inc.                                           2,371,739
     159,670   Standard Parking Corp.*                                2,026,212
      99,020   Tractor Supply Co.*                                    3,590,465
     145,630   United Online, Inc.*                                   2,271,828
                                                                   ------------
                                                                     49,973,916
                                                                   ------------
               FINANCIAL SERVICES - 19.6%
               --------------------------
      66,480   Assured Guaranty, Ltd.*                                1,146,780
     129,420   Bancorp Rhode Island, Inc.                             4,691,475
      80,610   BISYS Group, Inc.*                                     1,100,326
     139,990   Blackbaud, Inc.*                                       1,259,910
      46,440   Capital Trust, Inc.                                    1,136,387
     306,480   Credit Acceptance Corp.*                               4,106,832
      27,340   Eaton Vance Corp.                                      1,037,280
      91,200   First Community Bancorp, Inc.                          3,625,200
     287,830   First Niagara Financial Group, Inc.                    3,508,648
     189,590   Forrester Research, Inc.*                              3,384,181
      70,910   Marlin Business Services Corp.*                        1,167,179
      98,430   Platinum Underwriters Holding, Ltd.                    2,739,307
     159,560   Portfolio Recovery Associates, Inc.*                   4,223,553
      58,980   Redwood Trust, Inc.                                    3,348,295
     145,180   Scottish Re Group Limited                              2,961,672
      51,760   StanCorp Financial Group, Inc.                         3,638,728
     158,770   Texas Capital Bancshares, Inc.*                        2,613,354
                                                                   ------------
                                                                     45,689,107
                                                                   ------------
               HEALTH CARE - 22.6%
               -------------------
     165,020   America Service Group, Inc.*                           5,846,659
     256,370   American Healthways, Inc.*                             6,980,955
     143,340   American Medical Security Group, Inc.*                 3,642,269
     140,490   Amsurg Corp.*                                          3,336,637
     124,780   Apria Healthcare Group, Inc.*                          3,662,293
     221,230   Bradley Pharmaceuticals, Inc.*                         5,207,754
      55,880   Exactech, Inc.*                                        1,096,366
      46,380   ICON plc*                                              1,713,741
     215,850   Merit Medical Systems, Inc.*                           3,643,548
      92,490   Odyssey Healthcare, Inc.*                              1,588,978
     118,090   ResMed, Inc.*                                          5,786,410
      36,190   Stericycle, Inc.*                                      1,773,310
     125,680   Sunrise Senior Living, Inc.*                           4,436,504
     209,550   VistaCare, Inc.*                                       3,868,293
                                                                   ------------
                                                                     52,583,717
                                                                   ------------
               MATERIALS AND PROCESSING - 5.7%
               -------------------------------
     189,280   Jones Lang LaSalle, Inc.*                              5,489,120
      34,290   Rogers Corp.*                                          1,695,641
     401,200   RPM International, Inc.                                6,038,060
                                                                   ------------
                                                                     13,222,821
                                                                   ------------
               OTHER - 1.1%
               ------------
      42,850   iShares Trust DJ US Energy                             2,473,731
                                                                   ------------

               OTHER ENERGY - 3.2%
               -------------------
      87,050   Houston Exploration Co.*                               4,700,700
     253,690   Magnum Hunter Resources, Inc.*                         2,719,557
                                                                   ------------
                                                                      7,420,257
                                                                   ------------
               PRODUCER DURABLES - 2.2%
               ------------------------
     170,990   Varian Semiconductor Equip. Assoc.*                    5,107,471
                                                                   ------------

               TECHNOLOGY 14.7%
               ----------------
     115,700   ANSYS, Inc.*                                           5,488,808
     167,920   Ascential Software Corp.*                              2,062,058
     214,010   Diodes, Inc.*                                          4,905,109
     387,830   DocuCorp International, Inc.*                          3,199,597
      17,530   FLIR Systems, Inc.*                                    1,115,434
     277,055   GTSI Corp.*                                            2,839,814
     631,700   Online Resources Corp.*                                4,087,099
     251,350   Open Solutions, Inc.*                                  5,690,564
     564,100   Retek, Inc.*                                           2,290,246
     222,300   Ultimate Software Group, Inc.*                         2,525,328
                                                                   ------------
                                                                     34,204,057
                                                                   ------------

               TOTAL INVESTMENT IN COMMON STOCKS - 90.6%
                 (Identified cost, $207,900,010)                    210,675,077
                                                                   ------------

 FACE
 AMOUNT        CASH EQUIVALENTS - 8.4%
----------     -----------------------
$ 19,484,000   State Street Bank and Trust Eurodollar
               Time Deposit, at cost approximating value,
               maturity 8/2/2004                                     19,484,000
                                                                   ------------

               TOTAL INVESTMENTS -99.0%                             230,159,077
                                                                   ------------
                 (Identified cost, $227,384,010)

                CASH AND RECEIVABLES LESS LIABILITIES  - 1.0%         2,405,636
                                                                   ------------

               NET ASSETS - 100%                                   $232,564,713
                                                                   ============

* Non-income producing security

Century Shares Trust
Portfolio of Investments
July 31, 2004
(Unaudited)

Shares                                                               Value
                                                                   ------------
               CONSUMER DISCRETIONARY - 9.5%
               -----------------------------
     119,280   CDW Corp.                                             $7,669,704
     176,850   Family Dollar Stores, Inc.                             4,927,041
     194,740   Iron Mountain, Inc.*                                   6,284,260
     227,600   Staples, Inc.                                          6,573,088
     243,480   TJX Companies, Inc.                                    5,714,476
      85,420   Wal-Mart Stores, Inc.                                  4,528,114
                                                                   ------------
                                                                     35,696,683
                                                                   ------------
               CONSUMER STAPLES 2.2%
               ---------------------
     224,090   Walgreen Co.                                           8,156,876
                                                                   ------------

               FINANCIAL SERVICES 52.2%
               ------------------------
     255,000   AFLAC, Inc.                                           10,108,200
     191,394   Allstate Corp.                                         9,010,830
     244,016   American International Gr., Inc.                      17,239,730
     125,000   Aon Corp.                                              3,305,000
     193,850   Assurant, Inc.                                         4,729,940
     110,300   Assured Guaranty, Ltd.*                                1,902,675
      71,690   Automatic Data Processing, Inc.                        3,009,546
     100,000   Banknorth Group, Inc.                                  3,191,000
         175   Berkshire Hathaway, Inc. CL A*                        15,268,750
     190,000   Chubb Corp.                                           13,068,200
     192,150   Cincinnati Financial Corp.                             7,662,942
     155,335   Citigroup, Inc.                                        6,848,720
     102,600   Eaton Vance Corp.                                      3,892,644
     139,430   Gallagher (Arthur J.) & Co.                            4,318,147
     260,000   J.P. Morgan Chase & Co.                                9,705,800
     243,750   MBIA, Inc.                                            13,157,625
     155,000   Marsh & McLennan Cos., Inc.                            6,878,900
      40,000   Moody's Corp.                                          2,724,000
       8,000   Ohio Casualty Corp.*                                     149,600
     129,000   Progressive Corp.                                      9,883,980
     300,000   Protective Life Corp.                                 10,875,000
     275,100   RenaissanceRe Holdings Ltd.                           14,580,300
      71,500   SAFECO Corp.                                           3,364,790
     171,100   SouthTrust Corp.                                       6,636,969
      44,530   State Street Corp.                                     1,906,329
     228,300   Torchmark Corp.                                       11,935,524
      87,666   Waddell & Reed Fin'l, Inc. CL A                        1,702,474
                                                                   ------------
                                                                    197,057,615
                                                                   ------------
               HEALTH CARE - 17.5%
               -------------------
     185,460   Abbott Laboratories                                    7,297,851
      89,860   Anthem, Inc.*                                          7,410,754
     192,170   Caremark Rx, Inc.*                                     5,861,185
     272,790   Health Management Associates, Inc.                     5,472,168
     122,970   Johnson & Johnson, Inc.                                6,796,552
     308,800   McKesson Corp.                                         9,934,096
     354,930   Pfizer, Inc.                                          11,343,563
     190,000   UnitedHealth Group, Inc.                              11,951,000
                                                                   ------------
                                                                     66,067,169
                                                                   ------------
               MATERIALS & PROCESSING - 1.4%
               -----------------------------
     137,420   Jacobs Engineering Group, Inc.*                        5,494,050
                                                                   ------------

               PRODUCER DURABLES - 1.5%
               ------------------------
     215,820   Donaldson Co., Inc.                                    5,747,287
                                                                   ------------

               TECHNOLOGY - 7.8%
               -----------------
     386,420   Check Point Software Tech. Ltd.*                       7,685,894
     343,420   Citrix Systems, Inc.*                                  6,051,060
      75,490   General Dynamics Corp.                                 7,459,922
     289,310   Microsoft Corp.                                        8,233,763
                                                                   ------------
                                                                     29,430,639
                                                                   ------------

               TOTAL INVESTMENT IN COMMON STOCKS - 92.1%
                 (Identified cost, $179,029,084)                    347,650,319
                                                                   ------------

Face
Amount         CASH EQUIVALENTS - 8.9%
--------------------------------------
 $33,573,000   State Street Bank and Trust Eurodollar
               Time Deposit, at cost approximating value,
               maturity 8/2/2004                                     33,573,000
                                                                   ------------

               TOTAL INVESTMENTS - 101.0%                           381,223,319
                                                                   ------------
                      (Identified cost, $212,602,084)

                LIABILITIES LESS, CASH AND RECEIVABLES (1.0%)        (3,955,785)
                                                                   ------------

               NET ASSETS - 100%                                   $377,267,534
                                                                   ============
* Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.


(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.
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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                    /s/Alexander L. Thorndike
                       ---------------------------------------
                       Alexander L. Thorndike
                       Chairman (Principal Executive Officer)

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                    /s/ Alexander L. Thorndike
                       ---------------------------------------
                       Alexander L. Thorndike
                       Chairman (Principal Executive Officer)

Date: September 29, 2004

By:                    /s/Steven Alfano
                       ---------------------------------------
                       Steven Alfano
                       Secretary (Principal Financial Officer)

Date: September 29, 2004

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)